UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

February 28, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 151.2%

Security	Principal Amount (000’s omitted)	Value
Education — 18.2%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$195	$213,790
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	359,660
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	758,566
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	447,295
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	306,284
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	880,446
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	923,024
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	970,950
California State University, 5.00%, 11/1/41(1)	6,275	7,060,755
University of California, 5.00%, 5/15/46(1)	4,075	4,567,993
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	205	206,564
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	690	695,265

		$17,390,592

Electric Utilities — 7.9%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$272,098
Los Angeles Department of Water and Power, 5.00%, 7/1/42(1)	4,000	4,576,040
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,548,045
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	706,846
Vernon, Electric System Revenue, 5.125%, 8/1/21	480	485,909

		$7,588,938

Escrowed/Prerefunded — 1.2%
California, Prerefunded to 4/1/19, 6.00%, 4/1/38	$265	$265,927
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	120	134,225
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	115	128,477
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	355	357,709
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	220	223,276

		$1,109,614

General Obligations — 43.1%
Alameda City Unified School District, (Election of 2014), 5.00%, 8/1/42(1)	$3,325	$3,826,111
California, 5.50%, 11/1/35	1,600	1,690,064
California, 6.00%, 4/1/38	485	486,576
Illinois, 5.00%, 12/1/35	2,000	2,090,780
La Canada Unified School District, (Election of 2017), 5.00%, 8/1/47(1)	6,750	7,900,335
Long Beach Unified School District, (Election of 2008), 5.00%, 8/1/41(1)	3,500	3,996,230
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/42(1)	6,000	6,744,360
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	3,824,409
San Bruno Park School District, (Election of 2018), 5.00%, 8/1/48	500	559,030
San Diego Unified School District, (Election of 2012), 5.00%, 7/1/47(1)	6,000	6,809,640
Santa Clara County, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(1)	3,180	3,227,064

		$41,154,599

Security	Principal Amount (000’s omitted)	Value
Hospital — 25.8%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,066,510
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	202,715
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	700,252
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,000,445
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44(1)	6,000	6,138,120
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44	430	439,899
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,275,564
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	589,629
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	6,000	6,685,200
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	500	541,790
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	1,000	1,071,280
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	3,750	4,230,600
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	600	652,560

		$24,594,564

Insured – Escrowed/Prerefunded — 4.7%
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$4,490,597

		$4,490,597

Insured – General Obligations — 4.3%
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	$4,720	$4,081,195

		$4,081,195

Insured – Transportation — 6.7%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$3,463,650
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,941,155

		$6,404,805

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$915	$1,011,944

		$1,011,944

Other Revenue — 2.9%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/45	$2,350	$2,379,586
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	385	385,955

		$2,765,541

Senior Living/Life Care — 1.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$313,229
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(2)	600	619,458
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	603,341

		$1,536,028

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 8.1%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$500	$564,785
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	519,730
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	259,680
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	362,215
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	259,253
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	2,100	2,427,495
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	2,400	2,512,344
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	790,308

		$7,695,810

Transportation — 10.4%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,000	$1,002,950
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	3,000	3,326,760
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	2,120	2,203,973
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,850,970
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	500	550,485

		$9,935,138

Water and Sewer — 15.2%
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	$5,250	$5,994,083
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/45(1)	6,000	6,684,120
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,821,890

		$14,500,093

Total Tax-Exempt Municipal Securities — 151.2% (identified cost $138,305,419)		$144,259,458

Taxable Municipal Securities — 8.7%

Security	Principal Amount (000’s omitted)	Value
Education — 3.3%
California Educational Facilities Authority, (Loyola Marymount University), 4.842%, 10/1/48	$3,000	$3,093,570

		$3,093,570

Security	Principal Amount (000’s omitted)	Value
Hospital — 5.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$2,630,850
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,555,975

		$5,186,825

Total Taxable Municipal Securities — 8.7% (identified cost $8,074,130)		$8,280,395

Corporate Bonds & Notes — 1.1%

Security	Principal Amount (000’s omitted)	Value
Other — 1.1%
Morongo Band of Mission Indians, 7.00%, 10/1/39(2)	$1,040	$1,067,102

Total Corporate Bonds & Notes — 1.1% (identified cost $1,040,000)		$1,067,102

Total Investments — 161.0% (identified cost $147,419,549)		$153,606,955

Other Assets, Less Liabilities — (61.0)%		$(58,189,662)

Net Assets Applicable to Common Shares — 100.0%		$95,417,293

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2019, 9.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 5.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2019, the aggregate value of these securities is $1,686,560 or 1.8% of the Trust’s net assets applicable to common shares.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

The Trust did not have any open derivative instruments at February 28, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$144,259,458	$—	$144,259,458
Taxable Municipal Securities	—	8,280,395	—	8,280,395
Corporate Bonds & Notes	—	1,067,102	—	1,067,102
Total Investments	$—	$153,606,955	$—	$153,606,955

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2019